Acquisition costs and other expenditure - Depreciation and amortisation and Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisition costs and other expenditure
Depreciation and amortisation	$ (830)	$ (725)	$ (685)
Interest payable on core structural borrowings	(328)	(316)	(496)
Interest expense on financial liabilities not at fair value through profit and loss	(328)	(330)	(521)
Operating segments
Acquisition costs and other expenditure
Depreciation and amortisation	(799)	(690)	(657)
Interest expense	(10)	(13)	(13)
Interest payable on core structural borrowings	(328)
Operating segments | Hong Kong
Acquisition costs and other expenditure
Depreciation and amortisation	(123)	(158)	(127)
Operating segments | Indonesia
Acquisition costs and other expenditure
Depreciation and amortisation	(51)	(34)	(16)
Operating segments | Malaysia
Acquisition costs and other expenditure
Depreciation and amortisation	(56)	(37)	(36)
Operating segments | Singapore
Acquisition costs and other expenditure
Depreciation and amortisation	(162)	(144)	(90)
Operating segments | Growth markets and other
Acquisition costs and other expenditure
Depreciation and amortisation	(390)	(301)	(374)
Operating segments | Eastspring
Acquisition costs and other expenditure
Depreciation and amortisation	(17)	(16)	(14)
Unallocated to a segment (central operations)
Acquisition costs and other expenditure
Depreciation and amortisation	(31)	(35)	(28)
Interest expense	(331)	(334)	(523)
Interest payable on core structural borrowings	(328)	(316)	(496)
Interest expense on lease liabilities	(3)	(4)	(2)
Interest expense on other operational borrowings	$ 0	$ (14)	$ (25)